Segment Information - Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information
Total assets	$ 189,740	$ 203,439	$ 65,689
Non-segment assets
Segment Reporting Information
Total assets	116,560	140,435	19,437
Patient services | Operating segments
Segment Reporting Information
Total assets	54,157	44,223	36,446
Dispensary | Operating segments
Segment Reporting Information
Total assets	6,542	4,277	4,319
Clinical trials & other | Operating segments
Segment Reporting Information
Total assets	$ 12,481	$ 14,504	$ 5,487